Operating expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Staff costs:
Salaries and social security costs	£ 1,908	£ 1,905	£ 1,914
Pensions and other post-retirement benefit schemes (note 7)	270	250	276
Restructuring and other staff costs	294	113	214
Staff costs	2,472	2,268	2,404
Other Expense [Abstract]
Premises and equipment cost	260	258	196
Depreciation and amortisation	1,748	1,721	1,705
UK bank levy	0	147	0
Regulatory and legal provisions (note 14)	37	804	95
Other	1,228	1,229	1,365
Operating expenses before adjustment for:	5,745	6,427	5,765
Amounts attributable to the acquisition of insurance and participating investment contracts	(89)	(94)	(88)
Amounts reported within insurance service expenses	(216)	(184)	(225)
Total operating expenses	5,440	6,149	5,452
Adjustments for profit (loss) on disposal of operating lease assets	£ (3)	£ 22	£ 37